FINANCIAL RISK MANAGEMENT ACTIVITIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Carrying amount	$ 188	$ 86	$ 147
Borrowings
Financial liabilities
Carrying amount	1,931	2,033	2,050
Fair value	2,131	2,135	2,084
Other investments
Financial assets
Carrying amount	188	170	147
Fair value	188	170	$ 147
Other investment, transferred as held for sale
Financial assets
Carrying amount	$ 0	$ 84